Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Expense

The income tax expense for the years ended December 31, 2014 and 2013 consists of the following:

	2014	2013
Current
Federal	$—	$—
State and Local	5,297	1,250

	5,297	1,250

Deferred
Federal	—	—
State and Local	—	—

	—	—

	$5,297	$1,250

Components of Deferred Tax Assets

The components of the Company’s deferred tax assets for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013
Current deferred tax assets:
Allowance for doubtful accounts	$2,035	$2,035
Accrued vacation	85,081	131,302
Accrued personal property tax	4,048	37,012

Total current deferred tax assets	91,164	170,349

Non-current deferred tax assets
Net operating losses	18,229,887	13,674,825
Depreciation and amortization	162,344	15,935
Other	171	171
Total non-current deferred tax assets	18,392,402	13,690,931

Total deferred tax assets	18,483,566	13,861,280
Less: Valuation allowance	(18,483,566)	(13,861,280)

Net deferred tax assets	$—	$—

Reconciliation of Reported Amount of Income Tax Expense

Reconciliation of reported amount of income tax expense for the years ended December 31, 2014 and 2013 consists of the following:

	2014	2013
Benefit for income taxes computed at federal statutory rate	$(7,385,656)	$(3,250,410)
State income taxes, net of federal tax benefit	(407,156)	(214,899)
Non-deductible expenses	3,024,860	7,472
Increase in valuation allowance	4,622,286	3,459,087
Other, net	150,963	—

Provision for income taxes	$5,297	$1,250

Effective tax rate	(0.07% )	(0.04% )